Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 8,039	$ 5,852
Value added tax payable		67,360
Other taxes payable	209,532	176,088
Total taxes payable	$ 217,571	$ 249,300